Goodwill and Intangible Assets - Summary of Changes in Goodwill and Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 62,535
Amortization during the year	(228)	₱ (2,822)	₱ (2,496)
Ending balance	64,549	62,535
Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	76,396	76,368
Additions during the year	2,306	28
Disposals	(3)
Ending balance	78,699	76,396	76,368
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(13,861)	(11,039)
Amortization during the year	228	2,822
Business combinations	71
Translation and other adjustments	(10)
Ending balance	(14,150)	(13,861)	(11,039)
Intangible Assets with Finite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,156
Ending balance	1,388	1,156
Intangible Assets with Finite Life [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,363	14,335
Additions during the year	521	28
Ending balance	14,884	14,363	14,335
Intangible Assets with Finite Life [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(13,207)	(10,385)
Amortization during the year	228	2,822
Business combinations	71
Translation and other adjustments	(10)
Ending balance	(13,496)	(13,207)	(10,385)
Intangible assets other than goodwill [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,156
Ending balance	1,608	1,156
Intangible assets other than goodwill [member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,363	14,335
Additions during the year	741	28
Ending balance	15,104	14,363	14,335
Intangible assets other than goodwill [member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(13,207)	(10,385)
Amortization during the year	228	2,822
Business combinations	71
Translation and other adjustments	(10)
Ending balance	(13,496)	(13,207)	(10,385)
Goodwill [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	61,379
Ending balance	62,941	61,379
Goodwill [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	62,033	62,033
Additions during the year	1,565
Disposals	(3)
Ending balance	63,595	62,033	62,033
Goodwill [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(654)	(654)
Ending balance	(654)	(654)	(654)
Intangible Assets with Indefinite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Ending balance	220
Intangible Assets with Indefinite Life [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Additions during the year	220
Ending balance	220
Intangible Assets with Finite Life [Member] | Trademark [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,505	4,505
Ending balance	4,505	4,505	4,505
Intangible Assets with Finite Life [Member] | Trademark [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(4,505)	(1,877)
Amortization during the year		2,628
Ending balance	(4,505)	(4,505)	(1,877)
Intangible Assets with Finite Life [Member] | Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,124
Ending balance	₱ 938	₱ 1,124
Estimated useful lives (in years)	16 years	16 years
Remaining useful lives (in years)	5 years	6 years
Intangible Assets with Finite Life [Member] | Franchise [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 3,016	₱ 3,016
Ending balance	3,016	3,016	3,016
Intangible Assets with Finite Life [Member] | Franchise [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(1,892)	(1,706)
Amortization during the year	186	186
Ending balance	(2,078)	(1,892)	(1,706)
Intangible Assets with Finite Life [Member] | Licenses [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4
Ending balance		₱ 4
Estimated useful lives (in years)		18 years
Remaining useful lives (in years)		1 year
Intangible Assets with Finite Life [Member] | Licenses [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	135	₱ 135
Ending balance	135	135	135
Intangible Assets with Finite Life [Member] | Licenses [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(131)	(123)
Amortization during the year	4	8
Ending balance	(135)	(131)	(123)
Intangible Assets with Finite Life [Member] | Customer List [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,703	4,703
Ending balance	4,703	4,703	4,703
Intangible Assets with Finite Life [Member] | Customer List [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(4,703)	(4,703)
Ending balance	(4,703)	(4,703)	(4,703)
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,205	1,205
Ending balance	1,205	1,205	1,205
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(1,205)	(1,205)
Ending balance	(1,205)	(1,205)	(1,205)
Intangible Assets with Finite Life [Member] | Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	28
Ending balance	₱ 450	₱ 28
Estimated useful lives (in years)		5 years
Remaining useful lives (in years)		5 years
Intangible Assets with Finite Life [Member] | Others [Member] | Bottom of range [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Estimated useful lives (in years)	5 years
Remaining useful lives (in years)	4 years
Intangible Assets with Finite Life [Member] | Others [Member] | Top of range [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Estimated useful lives (in years)	10 years
Remaining useful lives (in years)	9 years
Intangible Assets with Finite Life [Member] | Others [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 799	₱ 771
Additions during the year	521	28
Ending balance	1,320	799	771
Intangible Assets with Finite Life [Member] | Others [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(771)	(771)
Amortization during the year	38
Business combinations	71
Translation and other adjustments	(10)
Ending balance	₱ (870)	₱ (771)	₱ (771)